UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    ----------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.5%

              AEROSPACE & DEFENSE - 0.9%
     14,652   Ladish Co., Inc.*............................... $      551,501
     15,437   Rockwell Collins, Inc...........................      1,033,198
                                                               ---------------
                                                                    1,584,699
                                                               ---------------
              AIR FREIGHT & LOGISTICS - 0.6%
     40,109   Hub Group, Inc., Class A*.......................      1,162,760
                                                               ---------------
              AIRLINES - 0.2%
     12,010   Continental Airlines, Inc., Class B*............        437,044
                                                               ---------------
              AUTOMOBILES - 1.6%
     49,767   Harley-Davidson, Inc............................      2,923,811
                                                               ---------------
              BEVERAGES - 1.5%
     54,863   Coca-Cola (The), Company........................      2,633,424
                                                               ---------------
              BIOTECHNOLOGY - 0.6%
     24,143   Digene Corp.*...................................      1,023,905
                                                               ---------------
              BUILDING PRODUCTS - 0.3%
     16,274   American Woodmark Corp..........................        598,232
                                                               ---------------
              CHEMICALS - 5.1%
     12,711   Albemarle Corp..................................        525,473
    124,312   E. I. du Pont de Nemours and Company............      6,144,742
      6,542   OM Group, Inc.*.................................        292,297
     13,920   Potash Corp. of Saskatchewan, Inc...............      2,226,226
                                                               ---------------
                                                                    9,188,738
                                                               ---------------
              COMMERCIAL BANKS - 5.1%
     62,494   ABN AMRO Holding NV, ADR........................      2,688,492
     34,802   Barclays PLC, ADR...............................      1,981,626
     28,919   Cascade Bancorp.................................        750,159
     22,129   HSBC Holdings PLC, ADR..........................      1,943,147
     44,741   Lloyds TSB Group PLC, ADR.......................      1,989,632
                                                               ---------------
                                                                    9,353,056
                                                               ---------------
              COMMERCIAL SERVICES & SUPPLIES - 1.9%
     55,557   Cenveo, Inc.*...................................      1,350,035
     20,224   Clean Harbors, Inc.*............................        914,529
     21,509   Kenexa Corp.*...................................        669,575
     12,715   TeleTech Holdings, Inc.*........................        466,513
                                                               ---------------
                                                                    3,400,652
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 7.1%
    277,745   Cisco Systems, Inc.*............................      7,090,830
     36,770   Packeteer, Inc.*................................        456,683
     36,841   Research In Motion Ltd.*........................      5,028,428
     50,139   Sirenza Microdevices, Inc.*.....................        432,198
                                                               ---------------
                                                                   13,008,139
                                                               ---------------
              COMPUTERS & PERIPHERALS - 3.3%
     62,854   International Business Machines Corp............      5,924,618
      1,551   Lexmark International, Inc., Class A*...........         90,671
                                                               ---------------
                                                                    6,015,289
                                                               ---------------

             See Notes to Quarterly Portfolio of Investments.             Page 1

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              CONSTRUCTION & ENGINEERING - 0.7%
     41,396   Infrasource Services, Inc.*..................... $    1,263,820
                                                               ---------------
              CONSUMER FINANCE - 3.3%
     82,532   American Express Company........................      4,654,805
     29,297   First Cash Financial Services, Inc.*............        652,737
     18,183   World Acceptance Corp.*.........................        726,411
                                                               ---------------
                                                                    6,033,953
                                                               ---------------
              CONTAINERS & PACKAGING - 0.2%
     11,044   Rock-Tenn Company, Class A......................        366,661
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 0.7%
     19,030   Moody's Investors' Services.....................      1,181,002
                                                               ---------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 9.8%
    144,140   BT Group PLC, ADR...............................      8,649,841
     26,791   Consolidated Communications Holdings, Inc.......        532,873
    111,080   Deutsche Telekom AG, ADR........................      1,836,152
     35,943   FairPoint Communications, Inc...................        690,465
     73,214   France Telecom SA, ADR..........................      1,932,850
    142,873   Koninklijke (Royal) KPN NV, ADR.................      2,233,105
     67,161   Telecom Italia SPA, ADR.........................      1,924,834
                                                               ---------------
                                                                   17,800,120
                                                               ---------------
              ELECTRIC UTILITIES - 1.9%
     39,373   Enel SpA, ADR...................................      2,106,456
      3,877   Entergy Corp....................................        406,775
      5,979   FirstEnergy Corp................................        396,049
      7,560   FPL Group, Inc..................................        462,445
                                                               ---------------
                                                                    3,371,725
                                                               ---------------
              ELECTRICAL EQUIPMENT - 0.9%
     15,457   Rockwell Automation, Inc........................        925,411
     21,257   Superior Essex, Inc.*...........................        736,980
                                                               ---------------
                                                                    1,662,391
                                                               ---------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
      6,360   Agilent Technologies, Inc.*.....................        214,268
      4,256   CDW Corp........................................        261,446
     18,521   Rogers Corp.*...................................        821,406
                                                               ---------------
                                                                    1,297,120
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 0.8%
      1,589   Baker Hughes, Inc...............................        105,081
      3,738   Core Laboratories N.V.*.........................        313,357
     14,592   Gulf Island Fabrication, Inc....................        390,190
     17,894   NATCO Group, Inc., Class A*.....................        610,543
                                                               ---------------
                                                                    1,419,171
                                                               ---------------
              FOOD PRODUCTS - 0.7%
      9,124   Campbell Soup Company...........................        355,380
     32,017   TreeHouse Foods, Inc.*..........................        975,558
                                                               ---------------
                                                                    1,330,938
                                                               ---------------

Page 2          See Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
     24,209   DJO, Inc.*...................................... $      917,521
     10,222   Immucor, Inc.*..................................        300,833
                                                               ---------------
                                                                    1,218,354
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 0.3%
     12,213   Air Methods Corp.*..............................        293,356
      2,362   Laboratory Corp. of America Holdings*...........        171,552
                                                               ---------------
                                                                      464,908
                                                               ---------------
              HEALTH CARE TECHNOLOGY - 0.6%
     29,795   Omnicell, Inc.*.................................        623,311
     37,121   Phase Forward, Inc.*............................        487,399
                                                               ---------------
                                                                    1,110,710
                                                               ---------------
              HOTELS, RESTAURANTS & LEISURE - 0.8%
      8,759   Buffalo Wild Wings, Inc.*.......................        557,948
     31,506   Interstate Hotels & Resorts, Inc.*..............        198,803
      6,864   Wynn Resorts Ltd................................        651,119
                                                               ---------------
                                                                    1,407,870
                                                               ---------------
              HOUSEHOLD DURABLES - 0.3%
     12,218   Kimball International, Inc., Class B............        235,563
     14,527   Tempur-Pedic International, Inc.................        377,557
                                                               ---------------
                                                                      613,120
                                                               ---------------
              INTERNET & CATALOG RETAIL - 0.2%
      6,957   Priceline.com, Inc.*............................        370,530
                                                               ---------------
              INTERNET SOFTWARE & SERVICES - 0.4%
     45,407   Interwoven, Inc.*...............................        767,378
                                                               ---------------
              IT SERVICES - 1.8%
     38,003   Covansys Corp.*.................................        937,914
     37,356   Infosys Technologies Ltd., ADR..................      1,877,139
     40,117   Tyler Technologies, Inc.*.......................        509,486
                                                               ---------------
                                                                    3,324,539
                                                               ---------------
              LEISURE EQUIPMENT & PRODUCTS - 1.5%
     20,953   Hasbro, Inc.....................................        599,675
     74,266   Mattel, Inc.....................................      2,047,514
                                                               ---------------
                                                                    2,647,189
                                                               ---------------
              LIFE SCIENCES TOOLS & SERVICES - 0.1%
      1,925   Waters Corp.*...................................        111,650
                                                               ---------------
              MACHINERY - 5.3%
     99,414   Caterpillar, Inc................................      6,663,720
     40,021   PACCAR, Inc.....................................      2,937,541
                                                               ---------------
                                                                    9,601,261
                                                               ---------------
              MEDIA - 3.1%
    233,144   DIRECTV Group (The), Inc.*......................      5,378,632
     10,517   Liberty Global, Inc., Class A*..................        346,325
                                                               ---------------
                                                                    5,724,957
                                                               ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 3

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              METALS & MINING - 1.7%
     13,365   Allegheny Technologies, Inc..................... $    1,425,912
      9,031   Brush Engineered Materials, Inc.*...............        437,733
     27,554   Metal Management, Inc...........................      1,272,995
                                                               ---------------
                                                                    3,136,640
                                                               ---------------
              MULTI-UTILITIES - 1.2%
     27,714   National Grid Transco PLC, ADR..................      2,184,140
                                                               ---------------
              MULTILINE RETAIL - 1.0%
     33,965   Nordstrom, Inc..................................      1,798,107
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 7.5%
     30,233   BP PLC, ADR.....................................      1,957,587
     10,784   Chevron Corp....................................        797,585
     30,076   ENI SpA, ADR....................................      1,949,827
    107,626   Exxon Mobil Corp................................      8,120,382
     49,914   PetroQuest Energy, Inc.*........................        583,495
     61,653   VAALCO Energy, Inc.*............................        319,363
                                                               ---------------
                                                                   13,728,239
                                                               ---------------
              PERSONAL PRODUCTS - 0.3%
      8,826   NBTY, Inc.*.....................................        468,131
                                                               ---------------
              PHARMACEUTICALS - 6.5%
     38,670   GlaxoSmithKline PLC, ADR........................      2,136,904
     54,308   Johnson & Johnson...............................      3,272,600
     24,843   Noven Pharmaceuticals, Inc.*....................        576,358
    233,793   Pfizer, Inc.....................................      5,905,611
                                                               ---------------
                                                                   11,891,473
                                                               ---------------
              REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
      7,855   Boston Properties, Inc..........................        922,177
                                                               ---------------
              SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT - 2.3%
     54,301   Atheros Communications*.........................      1,299,423
      9,532   Lam Research Corp.*.............................        451,245
     71,511   NVIDIA Corp.*...................................      2,058,087
     20,569   Ultra Clean Holdings, Inc.*.....................        355,844
                                                               ---------------
                                                                    4,164,599
                                                               ---------------
              SOFTWARE - 10.3%
     24,197   Ansoft Corp.*...................................        765,593
     13,808   Check Point Software Technologies Ltd.*.........        307,642
    410,134   Microsoft Corp..................................     11,430,435
    349,017   Oracle Corp.*...................................      6,327,678
                                                               ---------------
                                                                   18,831,348
                                                               ---------------
              SPECIALTY RETAIL - 3.7%
     44,946   American Eagle Outfitters, Inc..................      1,347,931
     19,165   Bed Bath & Beyond, Inc.*........................        769,858
     29,967   Buckle (The), Inc...............................      1,069,822
     26,046   Charlotte Russe Holding, Inc.*..................        751,948

Page 4          See Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              SPECIALTY RETAIL - (CONTINUED)
     24,844   Group 1 Automotive, Inc......................... $      988,046
     12,259   Guess? Inc......................................        496,367
     32,358   Gymboree (The), Corp.*..........................      1,296,585
                                                               ---------------
                                                                    6,720,557
                                                               ---------------
              TEXTILES, APPAREL & LUXURY GOODS - 0.1%
      8,552   Steven Madden Ltd.*.............................        249,718
                                                               ---------------
              TOBACCO - 0.1%
      3,752   UST, Inc........................................        217,541
                                                               ---------------
              WIRELESS TELECOMMUNICATION SERVICES - 1.3%
      4,918   Millicom International Cellular S.A.*...........        385,374
     73,081   Vodafone Group PLC, ADR.........................      1,962,956
                                                               ---------------
                                                                    2,348,330
                                                               ---------------

              TOTAL COMMON STOCKS.............................    181,080,116
                                                               ---------------
              (Cost $174,357,501)


              TOTAL INVESTMENTS - 99.5%.......................    181,080,116
              (Cost $174,357,501)

              NET OTHER ASSETS & LIABILITIES - 0.5%...........        957,856
                                                               ---------------
              NET ASSETS - 100.0%............................. $  182,037,972
                                                               ===============

------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depositary Receipt

                See Notes to Quarterly Portfolio of Investments.          Page 5

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007(UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.6%

              CHEMICALS - 10.4%
     47,163   E. I. du Pont de Nemours and Company............ $    2,331,267
                                                               ---------------
              COMPUTERS & PERIPHERALS - 10.0%
     23,849   International Business Machines Corp............      2,248,007
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 9.4%
     41,382   Citigroup, Inc..................................      2,124,552
                                                               ---------------
              INDUSTRIAL CONGLOMERATES - 10.0%
     29,587   3M Company......................................      2,261,334
                                                               ---------------
              MACHINERY - 11.2%
     37,716   Caterpillar, Inc................................      2,528,103
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 10.0%
     29,903   Exxon Mobil Corp................................      2,256,181
                                                               ---------------
              PHARMACEUTICALS - 10.0%
     88,700   Pfizer, Inc.....................................      2,240,562
                                                               ---------------
              SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT - 9.6%
    113,243   Intel Corp......................................      2,166,339
                                                               ---------------
              SOFTWARE - 9.5%
     77,132   Microsoft Corp..................................      2,149,669
                                                               ---------------
              SPECIALTY RETAIL - 9.5%
     58,204   Home Depot (The), Inc...........................      2,138,415
                                                               ---------------

              TOTAL COMMON STOCKS.............................     22,444,429
                                                               ---------------
              (Cost $22,605,065)


              TOTAL INVESTMENTS - 99.6%.......................     22,444,429
              (Cost $22,605,065)

              NET OTHER ASSETS & LIABILITIES - 0.4%...........         98,086
                                                               ---------------
              NET ASSETS - 100.0%............................. $   22,542,515
                                                               ===============

------------------------------------------------------------------------------

Page 6         See Notes to Quarterly Portfolio of Investments.

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.0%

              CHEMICALS - 10.8%
     95,070   Lubrizol (The) Corp............................. $    4,898,957
    185,478   Lyondell Chemical Company.......................      5,558,776
                                                               ---------------
                                                                   10,457,733
                                                               ---------------
              COMMERCIAL BANKS - 13.7%
    201,551   Huntington Bancshares, Inc......................      4,403,889
     61,566   PNC Financial Services Group, Inc...............      4,430,905
    126,794   Regions Financial Corp..........................      4,484,704
                                                               ---------------
                                                                   13,319,498
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 4.5%
     90,575   JPMorgan Chase & Company........................      4,382,019
                                                               ---------------
              ELECTRIC UTILITIES - 20.8%
     78,679   FirstEnergy Corp................................      5,211,697
    169,463   Northeast Utilities.............................      5,553,303
     94,372   Pinnacle West Capital Corp......................      4,553,449
    129,728   Unisource Energy Corp...........................      4,871,286
                                                               ---------------
                                                                   20,189,735
                                                               ---------------
              GAS UTILITIES - 10.4%
    121,557   AGL Resources, Inc..............................      5,192,915
    109,575   ONEOK, Inc......................................      4,930,875
                                                               ---------------
                                                                   10,123,790
                                                               ---------------
              INSURANCE - 14.1%
    104,370   Cincinnati Financial Corp.......................      4,425,288
     71,751   Lincoln National Corp...........................      4,864,000
     93,741   Unitrin, Inc....................................      4,412,389
                                                               ---------------
                                                                   13,701,677
                                                               ---------------
              MULTI-UTILITIES - 19.7%
    127,881   Black Hills Corp................................      4,702,184
     98,100   DTE Energy Company..............................      4,698,990
    190,595   Energy East Corp................................      4,642,894
    116,566   SCANA Corp......................................      5,032,154
                                                               ---------------
                                                                   19,076,222
                                                               ---------------
              PAPER & FOREST PRODUCTS - 5.0%
    157,538   MeadWestvaco Corp...............................      4,858,472
                                                               ---------------

              TOTAL COMMON STOCKS.............................     96,109,146
                                                               ---------------
              (Cost $91,720,626)


              TOTAL INVESTMENTS - 99.0%.......................     96,109,146
              (Cost $91,720,626)

              NET OTHER ASSETS & LIABILITIES - 1.0%...........        949,891
                                                               ---------------
              NET ASSETS - 100.0%............................. $   97,059,037
                                                               ===============

------------------------------------------------------------------------------

                See Notes to Quarterly Portfolio of Investments.          Page 7

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.2%

              HONG KONG - 32.0%
  3,277,849   BOC Hong Kong (Holdings) Ltd.................... $    7,945,562
  2,800,000   Cheung Kong Infrastructure Holdings Ltd.........      9,747,261
  2,530,378   CITIC Pacific Ltd...............................      9,359,204
  9,614,000   CNOOC Ltd.......................................      8,428,502
 14,583,000   PCCW Ltd........................................      8,753,372
                                                               ---------------
                                                                   44,233,901
                                                               ---------------
              UNITED KINGDOM - 34.9%
  1,471,642   BT Group PLC....................................      8,796,489
  1,536,826   Compass Group PLC...............................     10,282,400
  1,609,485   GKN PLC.........................................     12,082,933
    785,816   Lloyds TSB Group PLC............................      8,659,639
  3,176,467   Vodafone Group PLC..............................      8,469,826
                                                               ---------------
                                                                   48,291,287
                                                               ---------------
              UNITED STATES - 32.3%
    249,442   AT&T, Inc.......................................      9,835,498
    236,266   General Electric Company........................      8,354,366
    289,196   General Motors Corp.............................      8,860,965
    339,669   Pfizer, Inc.....................................      8,580,039
    237,277   Verizon Communications, Inc.....................      8,997,544
                                                               ---------------
                                                                   44,628,412
                                                               ---------------

              TOTAL COMMON STOCKS.............................    137,153,600
                                                               ---------------
              (Cost $125,583,623)


              TOTAL INVESTMENTS - 99.2%.......................    137,153,600
              (Cost $125,583,623)

              NET OTHER ASSETS & LIABILITIES - 0.8%...........      1,168,268
                                                               ---------------
              NET ASSETS - 100.0%............................. $  138,321,868
                                                               ===============

------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Diversified Telecommunication Services..........            26.3%
              Industrial Conglomerates........................            12.8
              Commercial Banks................................            12.0
              Auto Components.................................             8.8
              Hotels, Restaurants & Leisure...................             7.4
              Electric Utilities..............................             7.1
              Automobiles.....................................             6.4
              Pharmaceuticals.................................             6.2
              Wireless Telecommunication Services.............             6.1
              Oil, Gas & Consumable Fuels.....................             6.1
              Net Other Assets and Liabilities................             0.8
                                                               ---------------
                                                                         100.0%
                                                               ===============

Page 8         See Notes to Quarterly Portfolio of Investments.

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.7%

              AEROSPACE & DEFENSE - 3.5%
      7,860   Rockwell Collins, Inc........................... $      526,070
                                                               ---------------
              AUTOMOBILES - 3.0%
      7,722   Harley-Davidson, Inc............................        453,668
                                                               ---------------
              BEVERAGES - 8.9%
     27,937   Coca-Cola (The), Company........................      1,340,976
                                                               ---------------
              COMPUTERS & PERIPHERALS - 0.3%
        790   Lexmark International, Inc., Class A*...........         46,183
      3,764   Seagate Technology, Inc. (Escrow Shares) +*.....              0
                                                               ---------------
                                                                       46,183
                                                               ---------------
              CONSUMER FINANCE - 15.7%
     42,029   American Express Company........................      2,370,436
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 4.0%
      9,690   Moody's Corp....................................        601,361
                                                               ---------------
              ELECTRIC UTILITIES - 4.3%
      1,975   Entergy Corp....................................        207,217
      3,043   FirstEnergy Corp................................        201,568
      3,853   FPL Group, Inc..................................        235,688
                                                               ---------------
                                                                      644,473
                                                               ---------------
              ELECTRICAL EQUIPMENT - 3.1%
      7,871   Rockwell Automation, Inc........................        471,237
                                                               ---------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
      3,240   Agilent Technologies, Inc.*.....................        109,155
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 0.3%
        809   Baker Hughes, Inc...............................         53,499
                                                               ---------------
              FOOD PRODUCTS - 1.2%
      4,647   Campbell Soup Company...........................        181,001
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 0.6%
      1,204   Laboratory Corp. of America Holdings*...........         87,446
                                                               ---------------
              LEISURE EQUIPMENT & PRODUCTS - 2.1%
     11,523   Mattel, Inc.....................................        317,689
                                                               ---------------
              LIFE SCIENCES TOOLS & SERVICES - 0.4%
        980   Waters Corp.*...................................         56,840
                                                               ---------------
              MACHINERY - 5.7%
     11,733   PACCAR, Inc.....................................        861,202
                                                               ---------------
              MEDIA - 5.5%
     36,176   DIRECTV Group (The), Inc.*......................        834,580
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 10.0%
      5,491   Chevron Corp....................................        406,114
     14,670   Exxon Mobil Corp................................      1,106,852
                                                               ---------------
                                                                    1,512,966
                                                               ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 9

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              PHARMACEUTICALS - 11.0%
     27,656   Johnson & Johnson............................... $    1,666,551
                                                               ---------------
              REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
      3,999   Boston Properties, Inc..........................        469,483
                                                               ---------------
              SOFTWARE - 14.6%
     79,496   Microsoft Corp..................................      2,215,554
                                                               ---------------
              TOBACCO - 0.7%
      1,911   UST, Inc........................................        110,800
                                                               ---------------

              TOTAL COMMON STOCKS.............................     14,931,170
                                                               ---------------
              (Cost $15,189,752)


              TOTAL INVESTMENTS - 98.7%.......................     14,931,170
              (Cost $15,189,752)

              NET OTHER ASSETS & LIABILITIES - 1.3%...........        200,734
                                                               ---------------
              NET ASSETS - 100.0%............................. $   15,131,904
                                                               ===============

------------------------------------------------------------------------------
         *  Non-income producing security.
         + Security is fair valued and market value is determined in accordance with procedures adopted by the Board of Trustees.

Page 10         See Notes to Quarterly Portfolio of Investments.

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.7%

              COMMUNICATIONS EQUIPMENT - 14.9%
     20,093   Cisco Systems, Inc.*............................ $      512,974
      4,250   Research In Motion Ltd.*........................        580,083
                                                               ---------------
                                                                    1,093,057
                                                               ---------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.2%
      5,043   CDW Corp........................................        309,791
                                                               ---------------
              HOTELS, RESTAURANTS & LEISURE - 7.6%
      5,879   Wynn Resorts Ltd................................        557,682
                                                               ---------------
              IT SERVICES - 6.9%
     10,015   Infosys Technologies Ltd., ADR..................        503,254
                                                               ---------------
              MACHINERY - 8.4%
      8,387   PACCAR, Inc.....................................        615,606
                                                               ---------------
              MEDIA - 5.7%
     12,654   Liberty Global, Inc., Class A*..................        416,696
                                                               ---------------
              SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT - 11.7%
      9,100   Lam Research Corp.*.............................        430,794
     14,796   NVIDIA Corp.*...................................        425,829
                                                               ---------------
                                                                      856,623
                                                               ---------------
              SOFTWARE - 19.7%
     15,744   Check Point Software Technologies Ltd.*.........        350,776
     18,378   Microsoft Corp..................................        512,195
     32,031   Oracle Corp.*...................................        580,722
                                                               ---------------
                                                                    1,443,693
                                                               ---------------
              SPECIALTY RETAIL - 13.8%
     14,518   American Eagle Outfitters, Inc..................        435,395
     14,454   Bed Bath & Beyond, Inc.*........................        580,617
                                                               ---------------
                                                                    1,016,012
                                                               ---------------
              WIRELESS TELECOMMUNICATION SERVICES - 6.8%
      6,377   Millicom International Cellular S.A.*...........        499,702
                                                               ---------------

              TOTAL COMMON STOCKS.............................      7,312,116
                                                               ---------------
              (Cost $7,384,085)


              TOTAL INVESTMENTS - 99.7%.......................      7,312,116
              (Cost $7,384,085)

              NET OTHER ASSETS & LIABILITIES - 0.3%...........         21,859
                                                               ---------------
              NET ASSETS - 100.0%............................. $    7,333,975
                                                               ===============

------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments.         Page 11

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.4%

              AEROSPACE & DEFENSE - 10.7%
      8,685   United Technologies Corp........................ $      564,525
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 10.7%
     24,689   Corning, Inc.*..................................        561,428
                                                               ---------------
              CONSUMER FINANCE - 9.0%
      6,305   Capital One Financial Corp......................        475,775
                                                               ---------------
              ELECTRIC UTILITIES - 12.1%
      9,299   Exelon Corp.....................................        638,934
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 9.0%
     11,880   Omnicare, Inc...................................        472,468
                                                               ---------------
              IT SERVICES - 11.0%
     11,901   Automatic Data Processing, Inc..................        576,008
                                                               ---------------
              MEDIA - 10.6%
     28,094   Regal Entertainment Group, Class A..............        558,228
                                                               ---------------
              METALS & MINING - 6.5%
      5,178   Freeport-McMoRan Copper & Gold, Inc.............        342,732
                                                               ---------------
              PHARMACEUTICALS - 9.9%
      8,609   Johnson & Johnson...............................        518,778
                                                               ---------------
              SOFTWARE - 9.9%
     19,084   Intuit, Inc.*...................................        522,138
                                                               ---------------

              TOTAL COMMON STOCKS.............................      5,231,014
                                                               ---------------
              (Cost $5,156,060)


              TOTAL INVESTMENTS - 99.4%.......................      5,231,014
              (Cost $5,156,060)

              NET OTHER ASSETS & LIABILITIES - 0.6%...........         31,394
                                                               ---------------
              NET ASSETS - 100.0%............................. $    5,262,408
                                                               ===============

------------------------------------------------------------------------------
         *    Non-income producing security.


Page 12        See Notes to Quarterly Portfolio of Investments.

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.2%

              AIRLINES - 2.6%
     29,302   Continental Airlines, Inc., Class B*............ $    1,066,300
                                                               ---------------
              AUTOMOBILES - 6.0%
     41,863   Harley-Davidson, Inc............................      2,459,451
                                                               ---------------
              CHEMICALS - 12.0%
     31,010   Albemarle Corp..................................      1,281,953
      9,404   OM Group, Inc.*.................................        420,171
     20,297   Potash Corp. of Saskatchewan, Inc...............      3,246,099
                                                               ---------------
                                                                    4,948,223
                                                               ---------------
              COMMERCIAL SERVICES & SUPPLIES - 2.0%
     22,252   TeleTech Holdings, Inc.*........................        816,426
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 7.5%
     22,776   Research In Motion Ltd.*........................      3,108,696
                                                               ---------------
              CONTAINERS & PACKAGING - 1.1%
     14,265   Rock-Tenn Company, Class A......................        473,598
                                                               ---------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 7.1%
     48,445   BT Group PLC, ADR...............................      2,907,185
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 1.7%
      8,147   Core Laboratories N.V.*.........................        682,963
                                                               ---------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
     22,037   Immucor, Inc.*..................................        648,549
                                                               ---------------
              HOUSEHOLD DURABLES - 2.4%
     15,780   Kimball International, Inc., Class B............        304,238
     26,551   Tempur-Pedic International, Inc.................        690,061
                                                               ---------------
                                                                      994,299
                                                               ---------------
              INTERNET & CATALOG RETAIL - 1.5%
     11,823   Priceline.com, Inc.*............................        629,693
                                                               ---------------
              LEISURE EQUIPMENT & PRODUCTS - 12.3%
     51,120   Hasbro, Inc.....................................      1,463,054
    130,725   Mattel, Inc.....................................      3,604,088
                                                               ---------------
                                                                    5,067,142
                                                               ---------------
              MEDIA - 6.6%
    118,545   DIRECTV Group (The), Inc.*......................      2,734,833
                                                               ---------------
              METALS & MINING - 9.7%
     32,222   Allegheny Technologies, Inc.....................      3,437,765
     11,661   Brush Engineered Materials, Inc.*...............        565,209
                                                               ---------------
                                                                    4,002,974
                                                               ---------------
              MULTILINE RETAIL - 7.8%
     60,837   Nordstrom, Inc..................................      3,220,711
                                                               ---------------
              PERSONAL PRODUCTS - 2.8%
     21,535   NBTY, Inc.*.....................................      1,142,216
                                                               ---------------

                See Notes to Quarterly Portfolio of Investments.         Page 13

PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT - 5.5%
     79,264   NVIDIA Corp.*................................... $    2,281,218
                                                               ---------------
              SPECIALTY RETAIL - 8.2%
     72,554   American Eagle Outfitters, Inc..................      2,175,895
     29,904   Guess? Inc......................................      1,210,813
                                                               ---------------
                                                                    3,386,708
                                                               ---------------
              TEXTILES, APPAREL & LUXURY GOODS - 0.8%
     11,046   Steven Madden Ltd.*.............................        322,543
                                                               ---------------

              TOTAL COMMON STOCKS.............................     40,893,728
                                                               ---------------
              (Cost $38,306,411)


              TOTAL INVESTMENTS - 99.2%.......................     40,893,728
              (Cost $38,306,411)

              NET OTHER ASSETS & LIABILITIES - 0.8%...........        336,820
                                                               ---------------
              NET ASSETS - 100.0%............................. $   41,230,548
                                                               ===============

------------------------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depositary Receipt


Page 14         See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                 MARCH 31, 2007



                     1. VALUATION AND INVESTMENT PRACTICES


A.PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant") offers eight managed investment portfolios as follows: Target Managed VIP Portfolio, The Dow(R) Dart 10 Portfolio, The Dow(R) Target Dividend PortfoliO, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First TrUst 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio (each, a "Portfolio," collectively, the "Portfolios").

Each Portfolio determines the net asset value ("NAV") of its Membership Interests (each, an "Interest," collectively, the "Interests") daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Registrant's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of a Portfolio denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.


B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                 MARCH 31, 2007

                             LICENSING INFORMATION

"Standard & Poor's(R)" and "S&P(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Advisors L.P., on behalf of the S&P(R) Target 24 Portfolio and the Target Managed VIP Portfolio. None of the Portfolios, including, and in particular, the S&P(R) Target 24 Portfolio and the Target Managed VIP Portfolio are sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any of the Portfolios.

The NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ Stock Market(R) and NASDAQ(R) are registered trademarks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by First Trust Advisors L.P., on behalf of the NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio. None of the Portfolios, including, and in particular, the NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have been passed on by the Corporations as to their legality or suitability. The Portfolios are not issued, endorsed, sold, or promoted by the Corporations.
THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PORTFOLIOS.

"Dow Jones Industrial Averagesm," "DJIAsm," "The Dow Jones Select Dividend Indexsm," "Dow Industrialssm," "The Dow(R)," and "The Dow 10(R)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio and The Dow(R) DART 10 Portfolio. None of the Portfolios, including, and in particular, the Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio and The Dow(R) DART 10 Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. on behalf of the Value Line Target 25 Portfolio and the Target Managed VIP Portfolio. None of the Portfolios, including, and in particular, the Target Managed VIP Portfolio and the Value Line(R) Target 25 Portfolio are sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in any of the Portfolios.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.